Allowance for Losses on Loans - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision (release) for loan losses	$ (500)	$ 0	$ (1,600)	$ 0	$ (3,100)	$ (1,650)	$ (1,500)	$ 0	$ (2,100)	$ (6,250)	$ (11,162)
Provision (release) for loan, lease, and other losses									(4,728)	(6,400)
Allowance for credit losses, recoveries, net of charge-offs									14,307	13,065
Nonaccrual loans by portfolio segment	49,580				42,414				49,580	42,414
Loans receivable, gross	12,201,387				10,950,608				12,201,387	10,950,608
Allowance for probable losses	123,073				113,494				123,073	113,494	$ 106,829
Loans Collectively Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivable, gross	11,000,212				9,784,140				11,000,212	9,784,140
Allowance for probable losses	122,947				113,128				122,947	113,128
Loans Individually Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivable, gross	28,553				34,271				28,553	34,271
Allowance for probable losses	126				366				126	366
Covered Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivable, gross	20,572				28,974				20,572	28,974
Non-Performing Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Nonaccrual loans by portfolio segment	49,580				42,414				49,580	42,414
Loans receivable, gross	$ 70,238				$ 71,441				$ 70,238	$ 71,441
Ratio of non-performing assets to total assets	0.46%				0.48%				0.46%	0.48%
Substandard
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivable, gross	$ 107,675				$ 154,026				$ 107,675	$ 154,026
Substandard | Acquired and Covered Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans receivable, gross	$ 20,224				$ 35,910				$ 20,224	$ 35,910